RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2013
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS
RECENTLY ISSUED ACCOUNTING STANDARDS

In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-11 "Disclosures about Offsetting Assets and Liabilities" in order to standardize the disclosure requirements under US GAAP and IFRS relating to both instruments and transactions eligible for offset in financial statements. In January 2013, the FASB issued ASU 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities", in order to clarify the scope of ASU 2011-11. Both ASU 2011-11 and ASU 2013-01 are applicable for annual reporting periods beginning on or after January 1, 2013. Their adoption did not have a material impact on the Company's disclosures.

In October 2012, the FASB issued 2012-04 "Technical Corrections and Improvements" in order to clarify and amend various aspects of the Accounting Standards Codification ("ASC"), particularly to recognize feedback from stakeholders in the ASC where appropriate. The amendments in ASU 2012-04 that are subject to transition guidance are effective for annual periods beginning after December 15, 2013. Its adoption did not have a material impact on the Company's disclosures or consolidated financial position, results of operations, and cash flows.

In February 2013, the FASB issued ASU 2013-02 "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income" in order to improve the reporting of reclassifications. ASU 2013-02 requires an entity to disclose by detailed component those significant items which are reclassified in their entirety, and to provided cross-referencing to other disclosures for other items. ASU 2013-02 is applicable for annual reporting periods beginning after December 15, 2012. Its adoption did not have a material impact on the Company's disclosures.

In February 2013, the FASB issued ASU 2013-04 "Obligations Resulting from Joint and Several Liability Arrangements for which the Total Amount of the Obligation is Fixed at the Reporting Date". ASU 2013-04 requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date, as the sum of (a) the amount the entity agreed to pay on the basis of its arrangement among its co-obligors, and (b) any additional amount the entity expects to pay on behalf of its co-obligors. ASU 2013-04 is applicable to fiscal years and interim periods within those years beginning after December 15, 2013. Its adoption is not expected to have a material impact on the Company's disclosures.

In April 2013, the FASB issued ASU 2013-10 "Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes". ASU 2013-10 permits the use of the Fed Funds Effective Swap Rate as a benchmark for hedge accounting purposes, and is effective for hedging transactions entered into on or after July 17, 2013. The variable interest rates on U.S. dollar loans and any related hedging arrangements entered into by the Company and its subsidiaries have to date all referenced the London Interbank Offered Rate ("LIBOR"). Accordingly, ASU 2013-10 has not had, and is not expected to have, a material impact on the Company's disclosures or consolidated financial position, results of operations and cash flows.

In December 2013, the FASB issued ASU 2013-12 "Definition of a Public Business Entity" in order to establish a single definition for use throughout the ASC. Entities which are not Public Business Entities may qualify in some instances for alternative financial accounting and reporting guidance under U.S. GAAP. ASU 2013-12 aims to minimize the inconsistency and complexity which can result from having multiple definitions of public and non-public entities, as well as a diversity in practice in interpreting the definitions. The new single definition of Public Business Entity will be used in future ASUs, and will be effective as and when they are implemented. It is not expected that ASU 2013-12 will have a material impact on the Company's disclosures or consolidated financial position, results of operations and cash flows.